EMPLOYEE BENEFITS - Movement in the number of conditional shares (Details) - shares	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Opening balance	16,157,058	20,189,467
Granted	0	388,547
Closing balance	9,845,638	16,157,058
Conditional shares [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Opening balance	0
Granted	5,860,760
Closing balance	5,860,760	0
Conditional shares [Member] | 2022 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Opening balance	0
Granted	2,930,380
Closing balance	2,930,380	0
Conditional shares [Member] | 2023 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Opening balance	0
Granted	2,930,380
Closing balance	2,930,380	0